                       THE PAUL REVERE VARIABLE ANNUITY
                          CONTRACT ACCUMULATION FUND



                               Semiannual Report



                                 June 30, 2001




              THE PAUL REVERE VARIABLE ANNUITY INSURANCE COMPANY

                                A subsidiary of
                           UnumProvident Corporation

Board Of Managers
The Accumulation Fund
Donald Boggs, Chairman
Gordon T. Miller, Vice Chairman
Aubrey K. Reid, Jr.
Joan Sadowsky
William J. Short



              The Paul Revere Variable Annuity Insurance Company
                        Worcester, Massachusetts  01608



This report and the financial statements attached are submitted for the general information of contract owners and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale of The Paul Revere Variable Annuity Insurance Company contracts. Such offering is made only by prospectus, which includes details as to offering price and other material information.



                                                              Semi Annual Report
                                                                   June 30, 2001

To Our Contract Owners and Participants:


     The U.S. equity market continued its struggles from last year with the S&P 500 falling by a yield adjusted 6.7% for the first six months of the year. The accumulation unit values of the Qualified Fund and Non-Qualified Fund decreased 15.4% and 15.6%, respectively, for the first six months of the year.

     The economy showed mixed signs in the first half of the year. Inflation remains low and consumer confidence has strengthened, but GDP has grown slowly. Many sectors of the corporate sector are posting large declines in earnings, while others, such as housing, healthcare, and energy continue strong. The Federal Reserve has cut interest rates 2.75% this year, faster than ever before, in an effort to keep the economy out of recession. The coming Treasury checks mailed to taxpayers throughout the country should help in the second half of the year. The stock market has been in a bear market for over a year and is depressed. In your portfolio financials, leisure and some smaller, cyclical stocks have done well, while technology and communication stocks have generally continued to suffer. We expect weak corporate earnings to continue during the last half of the year, but believe in the eventual recovery of the economy and that we will see a better investment environment begin to develop.


                              Sincerely,



                              Don Boggs
                              Chairman, Board of Managers
                              The Paul Revere Variable Annuity Contract
                              Accumulation Fund
                              Senior Vice-President
                              The Paul Revere Variable Annuity Company

The Paul Revere Variable Annuity Contract Accumulation Fund
Financial Statements
(Unaudited)

June 30, 2001



Statement of Assets and Liabilities....................................   1
Statement of Operations................................................   2
Statements of Changes in Net Assets....................................   3
Schedule of Investments................................................   4
Supplementary Information..............................................   7
Notes to Financial Statements..........................................   9

Statement of Assets and Liabilities
(Unaudited)
                                                    As of June 30, 2001
                                               -----------------------------
                                                Series Q        Series N
                                               (Qualified)   (Non-Qualified)
                                               -----------   ---------------
ASSETS

Investments in securities at market value
 (Cost: Series Q $16,568,173)
 (Cost: Series N $ 3,859,172)
 (see Schedule of Investments)                 $16,169,661       $3,799,949
Cash                                                 2,286           18,300
Dividends and interest receivable                    6,098            1,338
Receivable for investments sold                    230,897           54,673
                                               -----------       ----------
   Total assets                                 16,408,942        3,874,260
                                               -----------       ----------

LIABILITIES

Payable to The Paul Revere Variable Annuity
 Insurance Company                                  45,258          276,611
                                               -----------       ----------
   Total liabilities                                45,258          276,611
                                               -----------       ----------

TOTAL NET ASSETS                               $16,363,684       $3,597,649
                                               ===========       ==========


CONTRACT OWNERS' EQUITY

Deferred contracts terminable by owner         $12,380,770       $1,937,359
Currently payable contracts                      3,982,914        1,660,290
                                               -----------       ----------
   Total net assets                            $16,363,684       $3,597,649
                                               ===========       ==========

ACCUMULATION UNITS OUTSTANDING                   1,041,280          224,252
                                               ===========       ==========

NET ASSET VALUE PER ACCUMULATION UNIT              $15.715          $16.043
                                               ===========       ==========

See accompanying notes to financial statements.

Statement of Operations
(Unaudited)

                                                        Six Months Ended
                                                          June 30, 2001
                                                      Series Q (Qualified)
                                                      --------------------
INVESTMENT INCOME (LOSS)

Income:
 Dividends                                               $    47,624
 Interest                                                     10,943
                                                         -----------
  Total income                                                58,567
                                                         -----------

Expenses:
 Mortality and expense risk fees                              91,251
 Investment management and advisory service fees              45,625
 Professional services                                         6,250
                                                         -----------
  Total expenses                                             143,126
                                                         -----------
Net investment loss                                          (84,559)

REALIZED AND UNREALIZED LOSS ON
  INVESTMENTS

Net realized loss on investments sold                       (481,246)
Net decrease in unrealized appreciation of investments    (2,580,868)
                                                         -----------
Net realized and unrealized loss on investments           (3,062,114)
                                                         -----------
Decrease in net assets from operations                   $(3,146,673)
                                                         ===========



                                                        Six Months Ended
                                                         June 30, 2001
                                                    Series N (Non-qualified)
                                                    ------------------------
INVESTMENT INCOME (LOSS)

Income:
   Dividends                                               $  10,929
   Interest                                                    1,998
                                                           ---------
      Total income                                            12,927
                                                           ---------

Expenses:
   Mortality and expense risk fees                            21,133
   Investment management and advisory service fees            10,567
   Professional services                                       3,750
                                                           ---------
      Total expenses                                          35,450
                                                           ---------

Net investment loss                                          (22,523)
REALIZED AND UNREALIZED LOSS ON
  INVESTMENTS

Net realized loss on investments sold                       (106,951)
Net decrease in unrealized appreciation of investments      (614,380)
                                                           ---------
Net realized and unrealized loss on investments             (721,331)
                                                           ---------
Decrease in net assets from operations                     $(743,854)
                                                           =========



See accompanying notes to financial statements.

Statements of Changes in Net Assets
(Unaudited)


                                                                      Six Months Ended             Year Ended
                                                                       June 30, 2001            December 31, 2000
                                                                    Series Q (Qualified)       Series Q (Qualified)
                                                                    --------------------       --------------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
Net investment loss                                                    $   (84,559)               $  (287,539)
Net realized gain (loss) on investments                                   (481,246)                 5,865,290
Net decrease in unrealized appreciation of investments                  (2,580,868)                (7,428,521)
                                                                       -----------                -----------
   Decrease in net assets from operations                               (3,146,673)                (1,850,770)
Contract receipts:
Gross purchase payments received                                            12,984                     47,877
Deductions from purchase payments                                               42                        147
                                                                       -----------                -----------
   Net purchase payments received                                           12,942                     47,730
Payments to contract owners:
Annuity payments to contract owners                                        263,560                    568,973
Terminations and withdrawals to contract owners                          2,274,477                  3,593,697
                                                                       -----------                -----------
   Total payments to contract owners                                     2,538,037                  4,162,670
                                                                       -----------                -----------
   Net contract payments to contract owners                             (2,525,095)                (4,114,940)
                                                                       -----------                -----------
   Total decrease in net assets                                         (5,671,768)                (5,965,710)

NET ASSETS

Beginning of period                                                     22,035,452                 28,001,162
                                                                       -----------                -----------
End of period                                                          $16,363,684                $22,035,452
                                                                       ===========                ===========



                                                                     Six Months Ended             Year Ended
                                                                      June 30, 2001            December 31, 2000
                                                                 Series N (Non-Qualified)   Series N (Non-Qualified)
                                                                 ------------------------   ------------------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
Net investment loss                                                    $   (22,523)               $   (82,533)
Net realized gain (loss) on investments                                   (106,951)                 1,514,763
Net decrease in unrealized appreciation of investments                    (614,380)                (1,922,431)
                                                                       -----------                -----------
   Decrease in net assets from operations                                 (743,854)                  (490,201)
Contract receipts:
Gross purchase payments received                                               216                        916
Deductions from purchase payments                                               13                          -
                                                                       -----------                -----------
   Net purchase payments received                                              203                        916
Payments to contract owners:
Annuity payments to contract owners                                        130,857                    340,098
Terminations and withdrawals to contract owners                            530,537                  1,280,727
                                                                       -----------                -----------
   Total payments to contract owners                                       661,394                  1,620,825
                                                                       -----------                -----------
   Net contract payments to contract owners                               (661,191)                (1,619,909)
                                                                       -----------                -----------
   Total decrease in net assets                                         (1,405,045)                (2,110,110)

NET ASSETS

Beginning of period                                                      5,002,694                  7,112,804
                                                                       -----------                -----------
End of period                                                          $ 3,597,649                $ 5,002,694
                                                                       ===========                ===========



See accompanying notes to financial statements.

Schedule of Investments
June 30, 2001
(Unaudited)

                                                    Series Q (Qualified)                        Series N (Non-Qualified)
                                        --------------------------------------------     -------------------------------------
Securities of                           Number                                 % of      Number                          % of
Unaffiliated Companies                    of                      Market        Net        of               Market        Net
                                        Shares       Cost         Value       Assets     Shares   Cost      Value       Assets
                                        ------    ----------    ----------    ------     ------  --------  --------     ------
Common Stocks

Aerospace / Defense
United Technologies Corp.                4,050    $  252,593    $  296,703      1.81%     1,000   $ 63,118  $ 73,260      2.04%
                                                  ----------    ----------                        --------  --------

Broadcasting
AOL Time Warner, Inc.  *                 2,700       134,503       143,100                  700     34,868    37,100
Charter Communications, Inc. *           6,700       143,511       156,445                1,600     34,319    37,360
Clear Channel Communications, Inc.  *    3,490       175,569       218,823                  890     44,977    55,803
CNET Networks Inc.  *                    2,360        50,651        30,680                  810     18,921    10,530
Comcast Corp. Class A  *                 2,600        93,998       112,840                  680     24,588    29,512
Fox Entertainment Group, Inc.  *         5,500       118,979       153,450                1,210     26,255    33,759
Gemstar-TV Guide International  *        2,910       172,032       123,966                  690     40,409    29,394
Univision Communications, Inc.  *        4,010       169,475       171,547                  960     40,615    41,069
USA Networks, Inc.  *                    7,340       143,440       206,915                1,880     36,845    52,997
Viacom, Inc. Class B  *                  6,160       240,337       318,780                1,496     57,174    77,418
                                                  ----------    ----------                        --------  --------
                                                   1,442,495     1,636,546     10.00%              358,971   404,942     11.25%
                                                  ----------    ----------                        --------  --------

Computer Software - PC
International Business Machines Corp.    1,540       176,141       174,020                  420     47,997    47,460
Microsoft Corporation  *                 6,190       370,245       449,394                1,430     85,739   103,818
                                                  ----------    ----------                        --------  --------
                                                     546,386       623,414      3.81%              133,736   151,278      4.20%
                                                  ----------    ----------                        --------  --------

Computer Software - Systems
Adobe Systems, Inc.                      2,200        86,139       103,400                  500     19,604    23,500
Affiliated Computer Services Class A  *  1,920        63,495       138,067                  480     16,233    34,517
Automatic Data Processing Inc.           4,280       214,203       212,716                1,060     53,468    52,682
BEA Systems, Inc.  *                     2,540       140,223        78,003                  610     33,840    18,733
BISYS Group, Inc. (The)  *               4,800       135,787       283,200                1,210     34,643    71,390
Cadence Design Systems, Inc.  *          6,080       132,901       113,270                1,450     31,680    27,014
Check Point Software Technology, Ltd. *  3,080       174,592       155,756                  685     38,851    34,640
Cisco Systems, Inc.  *                   6,720       322,358       122,304                1,650     78,864    30,030
Compaq Computer Corporation              7,400       229,426       114,626                1,840     56,350    28,502
Comverse Technology, Inc.  *             2,670       211,778       153,845                  730     58,377    42,063
DST Systems Inc.  *                      1,520        41,224        80,104                  340      9,234    17,918
EMC Corporation  *                       4,490        73,890       130,434                1,120     19,478    32,536
Extreme Networks, Inc.  *                3,180       147,126        93,810                  700     34,571    20,650
First Data Corporation                   2,380       114,815       152,915                  550     26,732    35,337
Fiserv, Inc.  *                          2,930       125,816       187,461                  780     31,711    49,904
i2 Technologies, Inc.  *                 1,130        70,025        22,374                  320     20,370     6,336
Informix Corporation  *                     69             0           403
Internet Security Systems, Inc.  *       1,470       112,393        71,383                  340     25,537    16,510
Lexmark International, Inc.  *           2,840       149,708       190,990                  700     36,693    47,075
NetIQ Corporation  *                     1,660        49,599        51,941                  400     11,859    12,516
Oracle Corporation  *                   10,780       159,991       204,820                2,560     34,749    48,640
Rationale Software Corporation  *        3,560       132,067        99,858                  840     30,920    23,562
Siebel Systems, Inc.  *                  1,000        45,253        46,900                  300     13,533    14,070
Sun Microsystems, Inc.  *                5,000        84,868        78,600                1,200     20,345    18,864
VeriSign, Inc.  *                        1,596       155,418        95,776                  298     33,623    17,883
Veritas Software Corporation  *          2,795       172,779       185,951                  670     44,144    44,575
                                                  ----------    ----------                        --------  --------
                                                   3,345,874     3,168,907     19.37%              815,409   769,447     21.39%
                                                  ----------    ----------                        --------  --------

Consumer Goods & Services
Gillette Company (The)                   2,600        72,996        75,374                  400     11,283    11,596
Tyco International, Ltd.                11,912       174,893       649,204                2,740     41,128   149,330
Willis Group Holdings, Ltd.  *           1,200        19,902        21,300                  300      4,984     5,325
                                                  ----------    ----------                        --------  --------
                                                     267,791       745,878      4.56%               57,395   166,251      4.62%
                                                  ----------    ----------                        --------  --------
Electrical Equipment
General Electric Company                 3,110       148,061       151,612      0.93%       240      4,657    11,700      0.32%
                                                  ----------    ----------                        --------  --------

See accompanying notes to financial statements.

June 30, 2001
(Unaudited)

                                                    Series Q (Qualified)                       Series N (Non - Qualified)
                                        --------------------------------------------     -------------------------------------
                                        Number                                 % of      Number                          % of
                                          Of                      Market        Net        Of               Market       Net
                                        Shares       Cost         Value       Assets     Shares    Cost      Value      Assets
                                        ------    ----------    ----------    ------     ------  --------  --------     ------
Electronics
Analog Devices, Inc.  *                  3,740    $  197,449    $  161,755                  930   $ 48,799  $ 40,223
Applera Corporation                      6,010       210,834       160,768                1,430     48,969    38,252
Concord EFS, Inc.  *                     2,400       118,800       124,824                  700     34,650    36,407
Flextronics International Ltd  *         2,100        54,983        54,831                  500     13,082    13,055
                                                  ----------    ----------                        --------  --------
                                                     582,066       502,178      3.07%              145,500   127,937      3.56%
                                                  ----------    ----------                        --------  --------

Energy
Baker Hughes, Inc.                       2,120        51,317        71,020                  600     14,553    20,100
Dynegy Inc.                              2,160       101,983       100,440                  530     25,061    24,645
El Paso Corp.                            3,050       214,549       160,247                  670     47,107    35,202
Global Marine Inc.  *                    4,730       126,717        88,120                1,200     32,051    22,356
Noble Drilling Corporation  *            2,920       110,962        95,630                  760     29,192    24,890
Santa Fe International Corporation       4,970       209,685       144,130                1,140     48,300    33,060
TotalFinaElf S.A. - ADR                  1,200        85,020        84,240                  300     21,255    21,060
Transocean Sedco Forex Inc.              1,910        68,978        78,788                  550     20,063    22,687
Weatherford International Inc.  *        3,600       136,294       172,800                  910     34,621    43,680
                                                  ----------    ----------                        --------  --------
                                                   1,105,505       995,415      6.08%              272,203   247,680      6.88%
                                                  ----------    ----------                        --------  --------

Financial Institutions
Citigroup, Inc.                          6,784       202,898       358,467                1,686     50,961    89,088
Federal Home Loan Mtg. Corporation       4,980       283,930       348,600                1,210     68,967    84,700
FleetBoston Financial Corporation        2,670       102,114       105,332                  620     23,722    24,459
J.P. Morgan Chase & Company              2,780       136,399       123,988                  675     33,202    30,105
Merrill Lynch & Company, Inc.            2,410       107,425       142,793                  480     21,398    28,440
Morgan Stanley Dean Witter & Company       610        50,739        39,180                  190     16,018    12,204
State Street Corporation                 4,620       156,276       228,644                1,180     40,471    58,398
                                                  ----------    ----------                        --------  --------
                                                   1,039,781     1,347,004      8.23%              254,739   327,394      9.10%
                                                  ----------    ----------                        --------  --------

Insurance
AFLAC, Inc.                              7,440       234,176       234,286                1,900     59,541    59,831
American International Group, Inc.       3,162       195,283       271,932                  847     52,570    72,842
Cigna Corporation                        1,860       205,476       178,225                  400     44,581    38,328
MetLife, Inc.  *                         2,200        65,902        68,156                  510     15,384    15,800
St. Paul Companies, Inc. (The)           5,390       255,006       273,219                1,270     60,326    64,376
UnumProvident Corporation                3,940       107,882       126,553                1,120     31,049    35,974
                                                  ----------    ----------                        --------  --------
                                                   1,063,725     1,152,371      7.04%              263,451   287,151      7.98%
                                                  ----------    ----------                        --------  --------

Medical & Health Products
Abbott Laboratories                      4,150       216,510       199,242                1,040     54,183    49,930
American Home Products Corporation       5,660       314,670       330,770                1,440     79,610    84,154
Bristol Myers Squibb Company             4,170       236,254       218,091                  980     54,413    51,254
Guidant Corporation  *                   4,900       200,444       176,400                1,100     45,128    39,600
IMS Health, Inc.                         3,100        81,413        88,350                  710     18,625    20,235
Novartis AG - ADR                        8,240       346,704       297,876                1,950     82,024    70,493
Pfizer, Inc.                             4,590       201,142       183,829
Pharmacia Corporation                    5,323       277,493       244,592                1,406     72,614    64,606
Schering-Plough Corporation              3,400       139,671       123,216                  800     32,983    28,992
                                                  ----------    ----------                        --------  --------
                                                   2,014,301     1,862,366     11.38%              439,580   409,264     11.38%
                                                  ----------    ----------                        --------  --------

Semiconductor Equipment
QLogic Corporation  *                    2,670       193,034       172,082      1.05%       770     55,910    49,626      1.38%
                                                  ----------    ----------                        --------  --------

Semiconductors
Advanced Micro Devices, Inc.  *            900        26,605        25,992                  200      5,912     5,776
Atmel Corporation  *                     6,800        82,789        91,732                1,600     19,439    21,584
LSI Logic Corporation  *                 1,700        33,198        31,960                  400      7,811     7,520
Micron Technology, Inc.  *               3,000       123,632       123,300                  710     29,335    29,181
                                                  ----------    ----------                        --------  --------
                                                     266,224       272,984      1.67%               62,497    64,061      1.78%
                                                  ----------    ----------                        --------  --------

Stores
Costco Wholesale Corporation  *          3,800       162,781       156,104                  900     38,548    36,972
CVS Corporation                          4,520       154,434       174,472                1,250     44,080    48,250
                                                  ----------    ----------                        --------  --------
                                                     317,215       330,576      2.02%               82,628    85,222      2.37%
                                                  ----------    ----------                        --------  --------

See accompanying notes to financial statements.

June 30, 2001
(Unaudited)

                                                    Series Q (Qualified)                        Series N (Non - Qualified)
                                        --------------------------------------------       --------------------------------------
                                        Number                                   % of      Number                          % of
                                          Of                       Market        Net         Of                  Market     Net
                                        Shares       Cost          Value        Assets     Shares     Cost       Value     Assets
                                        ------    -----------   ------------    ------     ------  ----------  ----------  ------
Supermarkets
Kroger Company  *                        5,520    $   112,984   $   138,000                 1,330  $   27,412  $   33,250
Safeway Inc.  *                          6,090        241,489       292,320                 1,500      58,099      72,000
                                                  -----------   -----------                        ----------  ----------
                                                      354,473       430,320      2.63%                 85,511     105,250   2.93%
                                                  -----------   -----------                        ----------  ----------

Telecommunications
Allegiance Telecom, Inc.  *              4,650        225,991        69,703                 1,030      46,876      15,440
American Tower Corporation               6,280        237,144       129,808                 1,550      59,198      32,038
 Class A  *
China Mobile Ltd. - ADR  *               4,240        138,409       113,590                   920      29,175      24,647
CIENA Corporation  *                     1,540        124,091        58,520                    90       7,515       3,420
EchoStar Communications                  7,270        362,708       235,693                 1,040      51,668      33,717
 Corp. Cl. A *
Global Crossing Ltd.  *                  5,040        134,462        43,546                 1,430      38,185      12,355
Metromedia Fiber Network,                4,630         52,848         9,445                 1,110      12,435       2,264
 Inc.  *
Nextel Partners, Inc.                    3,550        108,513        55,096                   860      26,168      13,347
 Class A  *
Nokia Corporation - ADR                  6,000        197,127       132,240                 1,400      45,655      30,856
NTL, Inc.  *                             4,583        187,909        55,225                   975      38,626      11,749
QUALCOMM, Inc.  *                        3,060        184,904       178,949                   710      43,320      41,521
Qwest Communications                     4,550        200,898       145,009                 1,050      46,501      33,464
 International
Song Networks Holding  AB*               4,650        114,506         9,579                 1,160      28,140       2,390
Sprint Corporation *                     9,780        329,302       236,187                 2,460      83,287      59,409
Tekelec  *                               1,990         78,488        53,929                   490      19,297      13,279
Time Warner Telecom, Inc.                  740         54,241        24,805                   180      13,102       6,034
 Class A  *
Vodafone Group PLC - ADR                 4,782        161,460       106,878                 1,123      38,775      25,099
                                                  -----------   -----------                        ----------  ----------
                                                    2,893,001     1,658,202      10.13%               627,923     361,029    10.04%
                                                  -----------   -----------                        ----------  ----------

Transportation
General Motors Corporation               4,000         91,779        81,000                   910      21,277      18,428
 Class H
Harley-Davidson, Inc.                    3,840         89,815       180,787                   980      22,890      46,138
                                                  -----------   -----------                        ----------  ----------
                                                      181,594       261,787        1.60%               44,167      64,566     1.79%
                                                  -----------   -----------                        ----------  ----------

Utilities
AES Corporation  *                       5,630        228,869       242,371                 1,540      62,891      66,297
Calpine Corporation  *                   3,360        133,248       127,008                   730      28,884      27,594
                                                  -----------   -----------                        ----------  ----------
                                                      362,117       369,379        2.26%               91,775      93,891    2.61%
                                                  -----------   -----------                        ----------  ----------
Total Common Stocks                                16,376,236    15,977,724       97.64%            3,859,172   3,799,949  105.62%
                                                  -----------   -----------                        ----------  ----------

Short-Term Investments
Federal Home Loan Mtg. Corporation
  3.94% due 07/02/01                                  191,937       191,937        1.17%
                                                  -----------   -----------

Total Investments                                 $16,568,173   $16,169,661       98.81%           $3,859,172  $3,799,949  105.62%
                                                  ===========   ===========                        ==========  ==========
Other Assets Less
 Liabilities                                                        194,023        1.19%                         (202,300)  (5.62%)
                                                                -----------                                    ----------

Total Net Assets                                                $16,363,684      100.00%                       $3,597,649  100.00%
                                                                ===========                                    ==========


*  Non - income producing security.


See accompanying notes to financial statements.

Supplementary Information
Selected Per Unit Data and Ratios
(Unaudited)

                                                             Six Months Ended              Years Ended December 31,
                                                              June 30, 2001           2000      1999      1998      1997
                                                             ----------------       --------  --------  --------  --------
PER UNIT DATA (a)
Series Q (Qualified)

Investment income                                                 $ 0.053            $ 0.117   $ 0.094   $ 0.116   $ 0.177
Expenses                                                            0.130              0.374     0.277     0.202     0.159
                                                                  -------            -------   -------   -------   -------

Net investment income (loss)                                       (0.077)            (0.257)   (0.183)   (0.086)    0.018
Net realized and unrealized gains (losses) on investments          (2.774)            (1.398)    5.280     3.836     2.723
                                                                  -------            -------   -------   -------   -------

Net increase (decrease) in net asset value                         (2.851)            (1.655)    5.097     3.750     2.741
Accumulation unit net asset value:
 Beginning of period                                               18.566             20.221    15.124    11.374     8.633
                                                                  -------            -------   -------   -------   -------
 End of period                                                    $15.715            $18.566   $20.221   $15.124   $11.374
                                                                  =======            =======   =======   =======   =======


Series N (Non-qualified)

Investment income                                                 $ 0.052            $ 0.094   $ 0.083   $ 0.096   $ 0.135
Expenses                                                            0.142              0.397     0.296     0.212     0.166
                                                                  -------            -------   -------   -------   -------

Net investment income (loss)                                       (0.090)            (0.303)   (0.213)   (0.116)   (0.031)
Net realized and unrealized gains (losses) on investments          (2.880)            (1.498)    5.894     3.891     2.660
                                                                  -------            -------   -------   -------   -------

Net increase (decrease) in net asset value                         (2.970)            (1.801)    5.681     3.775     2.629
Accumulation unit net asset value:
 Beginning of period                                               19.013             20.814    15.133    11.358     8.729
                                                                  -------            -------   -------   -------   -------
 End of period                                                    $16.043            $19.013   $20.814   $15.133   $11.358
                                                                  =======            =======   =======   =======   =======

(a) The per unit amounts represent the proportionate distribution of actual investment results as related to the change in unit net asset values for the period.


                                                              Six Months Ended               Years Ended December 31,
                                                               June 30, 2001            2000       1999       1998       1997
                                                             ----------------         --------   --------   --------   --------
RATIOS
Series Q (Qualified)

Operating expenses to average accumulation
 fund balance                                                     0.77 %                1.57 %     1.56 %     1.57 %      1.59 %
Net investment income (loss) to average
 accumulation fund balance                                       (0.46)%               (1.08)%    (1.03)%    (0.67)%      0.18 %
Portfolio turnover rate                                             37 %                 102 %       98 %      143 %       130 %
Accumulation units outstanding at the end of the period
 (in thousands)                                                  1,041                 1,187      1,385      1,715       1,887

Series N (Non-qualified)

Operating expenses to average accumulation
 fund balance                                                     0.83 %                1.64 %     1.62 %     1.63 %      1.67 %
Net investment income (loss) to average
  accumulation fund balance                                      (0.53)%               (1.25)%    (1.16)%    (0.90)%     (0.31)%
Portfolio turnover rate                                             38 %                 101 %      103 %      143 %       139 %
Accumulation units outstanding at the end of the period
 (in thousands)                                                    224                   263        342        475         530

See accompanying notes to financial statements.


Supplementary Information
Selected Per Unit Data and Ratios (continued)
(Unaudited)

                                                                        Years Ended December 31,
                                                              1996    1995     1994      1993      1992
                                                             ------  ------  -------   -------   -------
PER UNIT DATA (a)
Series Q (Qualified)

Investment income                                            $0.153  $0.119  $ 0.081   $ 0.054   $ 0.068
Expenses                                                      0.133   0.096    0.073     0.079     0.076
                                                             ------  ------  -------   -------   -------

Net investment income (loss)                                  0.020   0.023    0.008    (0.025)   (0.008)
Net realized and unrealized gains (losses) on investments     1.551   1.711   (0.020)    0.291     0.159
                                                             ------  ------  -------   -------   -------

Net increase (decrease) in net asset value                    1.571   1.734   (0.012)    0.266     0.151
Accumulation unit net asset value:
 Beginning of year                                            7.062   5.328    5.340     5.074     4.923
                                                             ------  ------  -------   -------   -------
 End of year                                                 $8.633  $7.062  $ 5.328   $ 5.340   $ 5.074
                                                             ======  ======  =======   =======   =======


Series N (Non-qualified)

Investment income                                            $0.137  $0.117  $ 0.099   $ 0.055   $ 0.071
Expenses                                                      0.134   0.109    0.102     0.092     0.094
                                                             ------  ------  -------   -------   -------

Net investment income (loss)                                  0.003   0.008   (0.003)   (0.037)   (0.023)
Net realized and unrealized gains (losses) on investments     1.459   1.769   (0.023)    0.318     0.194
                                                             ------  ------  -------   -------   -------

Net increase (decrease) in net asset value                    1.462   1.777   (0.026)    0.281     0.171
Accumulation unit net asset value:
 Beginning of year                                            7.267   5.490    5.516     5.235     5.064
                                                             ------  ------  -------   -------   -------
 End of year                                                 $8.729  $7.267  $ 5.490   $ 5.516   $ 5.235
                                                             ======  ======  =======   =======   =======

(a) The per unit amounts represent the proportionate distribution of actual investment results as related to the change in unit net asset values for the year.



                                                                             Years Ended December 31,
                                                                       1996    1995    1994     1993     1992
                                                                      -----   -----   -----    -----    -----
RATIOS
Series Q (Qualified)

Operating expenses to average accumulation fund balance               1.57%   1.55%   1.55 %   1.56 %   1.56 %
Net investment income (loss) to average accumulation fund balance     0.24%   0.38%   0.17 %   0.50)%  (0.17)%
Portfolio turnover rate                                                 78%     64%     64 %     59 %     61 %
Accumulation units outstanding at the end of the year
 (in thousands)                                                      2,093   5,491   5,597    5,700    5,753

Series N (Non-qualified)

Operating expenses to average accumulation fund balance               1.69%   1.71%   1.73 %   1.73 %   1.74 %
Net investment income (loss) to average accumulation fund balance     0.04%   0.13%  (0.05)%  (0.69)%  (0.42)%
Portfolio turnover rate                                                 94%     67%     62 %     62 %     66 %
Accumulation units outstanding at the end of the year
 (in thousands)                                                        566     586     604      640      662



See accompanying notes to financial statements.

Notes to Financial Statements
June 30, 2001
(Unaudited)

1.   Organization

     The Paul Revere Variable Annuity Contract Accumulation Fund ("the Fund") is a separate account of The Paul Revere Variable Annuity Insurance Company ("Paul Revere Variable"), and is registered under the Investment Company Act of 1940 as an open-end diversified investment company. Paul Revere Variable is a wholly-owned subsidiary of The Paul Revere Life Insurance Company ("Paul Revere Life") which in turn is wholly-owned by The Paul Revere Corporation which is wholly-owned by UnumProvident Corporation, formerly Provident Companies, Inc. ("Provident"). The Fund is the investment vehicle for Paul Revere Variable's tax-deferred group annuity contracts.

2.   Accounting policies

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in those statements and accompanying notes. Actual results may differ from such estimates.

     Common and preferred stocks are stated at market values which are based on the last sales prices at June 30, 2001, as reported on national security exchanges or the closing bid prices for unlisted securities as reported by investment dealers. Short-term notes are stated at amortized cost which approximates market value. Unrealized investment gains and losses are included in contract owners' equity. Realized gains and losses on investments sold are determined on the basis of specific identification of investments. Security transactions are accounted for on the day after the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income is accrued on a daily basis.

     The Fund does not distribute net investment income and net realized capital gains through dividends to contract owners. The allocation of net investment income and net realized capital gains occurs automatically in the daily determination of unit net asset values. They are, therefore, included in the value of the contracts in force and in payments to contract owners.

     Contract owners' equity is comprised of two components. Deferred contracts terminable by owner represents amounts attributable to contracts which have not yet annuitized. Currently payable contracts include amounts equivalent to the annuity reserves relating to contracts with current annuities. Annuity reserves are computed for currently payable contracts according to the 1900 Progressive Annuity Mortality Table. The assumed interest rate is either 3.5% or 5% according to the option elected by the annuitant at the time of conversion. Paul Revere Variable bears all the mortality risk associated with these contracts.

3.   Investment advisor

     Paul Revere Variable acts as investment advisor and underwriter to the Fund and provides mortality and expense guarantees to holders of variable annuity contracts. For these services, Paul Revere Variable receives mortality and expense risk fees and investment management and advisory service fees as shown on the statement of operations which, on an annual basis, will not exceed 2% of the average daily net asset value of the Fund.

     Certain administrative services of the Fund are provided by American General Corporation under a contract dated May 15, 1998. These services include processing of unit transactions and daily unit value calculations subsequent to December 1, 1998 as well as accounting and other services.

4.   Investment sub-advisor

     Under an investment sub-advisory agreement with MFS Institutional Advisors, Inc. ("MFSI"), MFSI provides investment management services to Paul Revere Variable for a fee which, on an annual basis, will equal 0.35% of the average daily net assets of each series of the Fund. This fee is borne by Paul Revere Variable only and does not represent an additional charge to the Fund.

June 30, 2001
(Unaudited)

5.   Federal income taxes

     The Fund's operations are included with those of Paul Revere Variable, which is taxed as a life insurance company under the Internal Revenue Code and is included in a consolidated federal tax return filed by Paul Revere Life. In the opinion of Paul Revere Variable management, current law provides that investment income and capital gains from assets maintained in the Fund for the exclusive benefit of the contract owners are generally not subject to federal income tax. However, to the extent that Paul Revere Variable incurs federal income taxes based on the income from the Fund's assets, the Fund will be charged. No charges for federal income taxes have been made since the inception of the Fund.

6.   Security transactions

     The aggregate cost of securities purchased and proceeds of securities sold, other than securities with maturities of one year or less, were as follows:

                          Series Q (Qualified)           Series N (Non-qualified)
                     ----------------------------      ----------------------------
                      Purchases          Sales          Purchases         Sales
                     -----------      -----------      -----------      ----------

June 30, 2001        $ 6,651,473      $ 9,548,199       $1,581,974      $2,290,643
December 31, 2000    $26,772,134      $31,196,097       $6,625,747      $8,148,556

     At June 30, 2001, net unrealized depreciation of investments in Series Q, amounting to $398,512, consisted of unrealized gains of $2,156,549 and unrealized losses of $2,555,061, net unrealized depreciation of investments in Series N, amounting to $59,223, consisted of unrealized gains of $530,231 and unrealized losses of $589,454.

7.   Accumulation units

     The change in the number of accumulation units outstanding were as follows:

                                                             Series Q (Qualified)
                                                        ---------------------------------
                                                        Six Months Ended       Year Ended
                                                         June 30, 2001            2000
                                                        ----------------       ----------

Units outstanding at beginning of period                    1,186,884           1,384,747
Units credited to contracts:
  Net purchase payments                                           794               2,256
Units withdrawn from contracts:
  Annuity payments                                             15,722              27,317
  Terminations and withdrawals                                130,676             172,802
                                                            ---------           ---------
  Net units withdrawn                                         146,398             200,119
                                                            ---------           ---------
Contract units withdrawn in excess of units credited         (145,604)           (197,863)
                                                            ---------           ---------
Units outstanding at end of period                          1,041,280           1,186,884
                                                            =========           =========


June 30, 2001
(Unaudited)

7.   Accumulation units (continued)

                                                     Series N (Non-qualified)
                                                  ------------------------------
                                                  Six Months Ended    Year Ended
                                                   June 30, 2001         2000
                                                  ----------------    ----------

Units outstanding at beginning of period               263,120          341,729
Units credited to contracts:
  Net purchase payments                                     12               44
Units withdrawn from contracts:
  Annuity payments                                       7,625           15,881
  Terminations and withdrawals                          31,255           62,772
                                                       -------          -------
  Net units withdrawn                                   38,889           78,653
                                                       -------          -------
Contract units withdrawn in excess of units
  credited                                             (38,868)         (78,609)
                                                       -------          -------
Units outstanding at end of period                     224,252          263,120
                                                       =======          =======